INCOME TAXES - Temporary difference on which no deferred tax assets recognized (Details)	Dec. 31, 2025 CAD ($)
Tax loss carry forwards | Canada
INCOME TAXES
Temporary differences for which no deferred tax asset is recognized	$ 17,600,041
Tax loss carry forwards | Australia
INCOME TAXES
Temporary differences for which no deferred tax asset is recognized	2,614,830
Tax loss carry forwards | United States
INCOME TAXES
Temporary differences for which no deferred tax asset is recognized	38,999,796
Property and equipment
INCOME TAXES
Temporary differences for which no deferred tax asset is recognized	944,413
Capital lease obligations
INCOME TAXES
Temporary differences for which no deferred tax asset is recognized	163,473
Financing costs
INCOME TAXES
Temporary differences for which no deferred tax asset is recognized	4,696,095
Asset retirement obligations
INCOME TAXES
Temporary differences for which no deferred tax asset is recognized	$ 39,263